Provisions for liabilities and charges	6 Months Ended
Jun. 30, 2020
Provision for liabilities and charges
Provisions for liabilities and charges

9. Provisions for liabilities and charges

	Payment	Other	Litigation and
	protection	customer	other
	insurance(1)	redress	regulatory	Other (2)	Total
	£m	£m	£m	£m	£m
At 1 January 2020	1,156	314	426	781	2,677
ECL impairment charge	—	—	—	46	46
Currency translation and other movements	—	3	21	—	24
Charge to income statement	—	13	98	17	128
Release to income statement	(100)	(8)	(17)	(29)	(154)
Provisions utilised	(197)	(47)	(35)	(100)	(379)
At 31 March 2020	859	275	493	715	2,342
ECL impairment charge	—	—	—	77	77
Currency translation and other movements	—	1	2	—	3
Charge to income statement	1	62	2	134	199
Release to income statement	(150)	(7)	(4)	(54)	(215)
Provisions utilised	(204)	(49)	(11)	(106)	(370)
At 30 June 2020	506	282	482	766	2,036

Notes:

(1)	The balance at 30 June 2020 includes provisions held in relation to offers made in 2019 and earlier years of £134 million.
(2)	Materially comprises provisions relating to property closures and restructuring costs.

There are uncertainties as to the eventual cost of redress in relation to certain provisions contained in the table above. Assumptions relating to these are inherently uncertain and the ultimate financial impact may be different from the amount provided.

Payment protection insurance

Over 95% of pre-deadline complaints have been processed which removes uncertainty about the effects of volume and quality in financial estimate. As a result NatWest Group has released £250 million in H1 (of which £100 million was in Q1). NatWest Group continues to complete quality assurance on completed cases, conclude on the remaining small number of complaints and conclude cases with the Financial Ombudsman Service.